Related party transactions (Tables)	6 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2023	2022
	€m	€m
Sales of goods and services to associates	15	11
Purchase of goods and services from associates	3	65
Sales of goods and services to joint arrangements	133	110
Purchase of goods and services from joint arrangements	392	69
Interest expense payable to associates[1]	—	25
Interest income receivable from joint arrangements[1]	26	22
Interest expense payable to joint arrangements[2]	109	—

	30 September	31 March
	2023	2023
	€m	€m
Trade balances owed:
by associates	8	7
to associates	1	1
by joint arrangements	143	170
to joint arrangements	287	329
Other balances owed by joint arrangements[1]	1,178	980
Other balances owed to joint arrangements[2]	5,323	5,628

Notes:

1.	Amounts arise primarily through VodafoneZiggo Group Holding B.V.. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.